GOING CONCERN (Additional Informational) (Details) (USD $)	12 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 12, 2013	Jun. 30, 2013 Dutchess Opportunity Fund [Member]	Jun. 25, 2013 Dutchess Opportunity Fund [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Convertible Debt [Member]
Going Concern [Line Items]
Gross proceeds from issuance of private placement	$ 7,300,000	$ 7,300,000					$ 3,700,000	$ 2,600,000
Repayment of borrowings	275,000	1,924,957
Debt Conversion, Converted Instrument, Amount	7,346,590							6,545,000
Convertible Notes Payable	2,336,000	6,372,763						480,000
Line of Credit Facility, Maximum Borrowing Capacity				500,000
Line of Credit Facility, Amount Outstanding			250,000
Line of Credit Facility, Remaining Borrowing Capacity			250,000
Equity Line Of Credit Facility Purchase Of Common Stock Maximum Borrowings Capacity					$ 2,000,000	$ 2,000,000
Equity Line Of Credit Facility Expiration Period					36 months